Asset and Liabilities Measurement at Fair Value on Recurring Basis (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring Municipal bonds USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Municipal bonds JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring Municipal bonds JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring Corporate bonds USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Corporate bonds JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring Corporate bonds JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring Mutual funds USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Mutual funds JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring Mutual funds JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring Listed shares USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Listed shares JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring Listed shares JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring Government bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Mutual funds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Mutual funds JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Mutual funds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Listed shares USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Listed shares JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Listed shares JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Government bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Municipal bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Municipal bonds JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Municipal bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Corporate bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Corporate bonds JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Corporate bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Mutual funds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Mutual funds JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Mutual funds JPY (¥)
Marketable securities:
Marketable securities	$ 62,844	¥ 5,179,000	¥ 4,840,000	$ 55,867	¥ 4,604,000	¥ 4,840,000	$ 121	¥ 10,000	¥ 10,000	$ 17,474	¥ 1,440,000	¥ 1,277,000	$ 38,272	¥ 3,154,000	¥ 3,050,000				¥ 503,000	$ 5,109	¥ 421,000	¥ 781,000	$ 5,109	¥ 421,000	¥ 278,000				¥ 503,000	$ 50,758	¥ 4,183,000	¥ 4,059,000	$ 121	¥ 10,000	¥ 10,000	$ 17,474	¥ 1,440,000	¥ 1,277,000	$ 33,163	¥ 2,733,000	¥ 2,772,000
Investments:
Investments				378,922	31,227,000	29,236,000							1,177	97,000	99,000	377,745	31,130,000	29,137,000		378,922	31,227,000	29,236,000	1,177	97,000	99,000	377,745	31,130,000	29,137,000
Derivative instruments:
Foreign exchange contracts				898	74,000	24,000																								898	74,000	24,000
Total assets				435,687	35,905,000	34,100,000														384,031	31,648,000	30,017,000								51,656	4,257,000	4,083,000
Derivative instruments:
Foreign exchange contracts				$ (146)	¥ (12,000)	¥ (49,000)																								$ (146)	¥ (12,000)	¥ (49,000)